Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 13, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Entity Public Float			$ 13,976,000
Entity Common Stock, Shares Outstanding		154,389,296
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	S-1